UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22029

Dow 30SM Enhanced Premium & Income Fund Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: 12/31

Date of reporting period: 9/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Dow 30SM Enhanced Premium & Income Fund Inc.

Schedule of Investments as of September 30, 2010 (unaudited) (Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Aerospace & Defense - 8.9%	Boeing Co.	185,150	$12,319,881
	United Technologies Corp.	185,150	13,188,235

			25,508,116
Beverages - 3.8%	The Coca-Cola Co.	185,150	10,834,978
Chemicals - 2.9%	E.I. du Pont de Nemours & Co.	185,150	8,261,393
Communications Equipment - 1.4%	Cisco Systems, Inc. (a)	185,150	4,054,785
Computers & Peripherals - 2.7%	Hewlett-Packard Co.	185,150	7,789,260
Consumer Finance - 2.7%	American Express Co.	185,150	7,781,854
Diversified Financial Services - 3.4%	Bank of America Corp. (b)	185,150	2,427,316
	JPMorgan Chase & Co.	185,150	7,048,660

			9,475,976
Diversified Telecommunication Services - 4.0%	AT&T Inc.	185,150	5,295,290
	Verizon Communications, Inc.	185,150	6,034,039

			11,329,329
Food & Staples Retailing - 3.5%	Wal-Mart Stores, Inc.	185,150	9,909,228
Food Products - 2.0%	Kraft Foods, Inc.	185,150	5,713,729
Hotels, Restaurants & Leisure - 4.8%	McDonald’s Corp.	185,150	13,795,527
Household Products - 3.9%	The Procter & Gamble Co.	185,150	11,103,446
IT Services - 8.7%	International Business Machines Corp.	185,150	24,836,021
Industrial Conglomerates - 6.7%	3M Co.	185,150	16,054,357
	General Electric Co.	185,150	3,008,687

			19,063,044
Insurance - 3.4%	The Travelers Cos., Inc.	185,150	9,646,315
Machinery - 5.1%	Caterpillar, Inc.	185,150	14,567,602
Media - 2.2%	Walt Disney Co.	185,150	6,130,316
Metals & Mining - 0.8%	Alcoa, Inc. (c)	185,150	2,242,166
Oil, Gas & Consumable Fuels - 9.3%	Chevron Corp.	185,150	15,006,407
	Exxon Mobil Corp.	185,150	11,440,418

			26,446,825
Pharmaceuticals - 7.5%	Johnson & Johnson	185,150	11,471,894
	Merck & Co, Inc.	185,150	6,815,372
	Pfizer, Inc.	185,150	3,179,026

			21,466,292
Semiconductors & Semiconductor Equipment - 1.2%	Intel Corp.	185,150	3,560,435
Software - 1.6%	Microsoft Corp.	185,150	4,534,324
Specialty Retail - 2.1%	Home Depot, Inc.	185,150	5,865,552
	Total Common Stocks (Cost - $297,816,126) - 92.6%		263,916,513

Dow 30SM Enhanced Premium & Income Fund Inc.

Schedule of Investments as of September 30, 2010 (unaudited) (Percentages shown are based on Net Assets)

Short-Term Securities	Maturity Date	Discount Rate	Face Amount	Value
Government Bills - 2.8%
U.S. Treasury Bills (c)	11/04/10	0.25%	$8,000,000	$7,998,976
	Maturity Date	Yield	Face Amount
Time Deposits - 5.2%
State Street Bank & Trust Co.	10/01/10	0.01%	$14,797,992	14,797,992
	Total Short-Term Securities (Cost - $22,796,670) - 8.0%			22,796,968
	Total Investments Before Options Written (Cost - $320,612,796*) - 100.6%			286,713,481
	Options Written		Number of Contracts
Call Options Written	3M Co., expiring October 2010 at USD 80.91, Broker UBS Warburg		1,200	(702,000)
	AT&T Inc., expiring October 2010 at USD 29.468, Broker Deutsche Bank AG		1,200	(11,316)
	Alcoa, Inc., expiring October 2010 at USD 11.835, Broker HSBC Securities		1,200	(69,600)
	American Express Co., expiring October 2010 at USD 41.591, Broker HSBC Securities		1,200	(162,000)
	Bank of America Corp., expiring October 2010 at USD 14.09, Broker UBS Warburg		1,200	(11,400)
	Boeing Co., expiring October 2010 at USD 64.643, Broker BNP Paribas		1,200	(332,400)
	Caterpillar, Inc., expiring October 2010 at USD 73.985, Broker BNP Paribas		1,200	(648,000)
	Chevron Corp., expiring October 2010 at USD 81.895, Broker BNP Paribas		1,200	(114,000)
	Cisco Systems, Inc., expiring October 2010 at USD 22.31, Broker UBS Warburg		1,200	(56,160)
	The Coca-Cola Co., expiring October 2010 at USD 57.6, Broker UBS Warburg		1,200	(124,440)
	E.I. du Pont de Nemours & Co., expiring October 2010 at USD 43.95, Broker BNP Paribas		1,200	(162,000)
	Exxon Mobil Corp., expiring October 2010 at USD 63.386, Broker Deutsche Bank AG		1,200	(59,772)

Dow 30SM Enhanced Premium & Income Fund Inc.

Schedule of Investments as of September 30, 2010 (unaudited) (Percentages shown are based on Net Assets)

Options Written	Number of Contracts	Value
General Electric Co., expiring October 2010 at USD 16.645, Broker BNP Paribas	1,200	$(32,400)
Hewlett-Packard Co., expiring October 2010 at USD 39.63, Broker UBS Warburg	1,200	(299,760)
Home Depot, Inc., expiring October 2010 at USD 30.87, Broker UBS Warburg	1,200	(141,000)
Intel Corp., expiring October 2010 at USD 18.25, Broker UBS Warburg	1,200	(123,840)
International Business Machines Corp., expiring October 2010 at USD 126.93, Broker UBS Warburg	1,200	(874,200)
JPMorgan Chase & Co., expiring October 2010 at USD 37.45, Broker UBS Warburg	1,200	(119,400)
Johnson & Johnson, expiring October 2010 at USD 58.73, Broker UBS Warburg	1,200	(389,400)
Kraft Foods, Inc., expiring October 2010 at USD 30.85, Broker UBS Warburg	1,200	(28,080)
McDonald’s Corp., expiring October 2010 at USD 75.25, Broker UBS Warburg	1,200	(23,040)
Merck & Co, Inc., expiring October 2010 at USD 36.215, Broker Deutsche Bank AG	1,200	(90,648)
Microsoft Corp., expiring October 2010 at USD 25.91, Broker UBS Warburg	1,200	(22,320)
Pfizer, Inc., expiring October 2010 at USD 17.66, Broker UBS Warburg	1,200	(23,280)
The Procter & Gamble Co., expiring October 2010 at USD 63.365, Broker Deutsche Bank AG	1,200	(7,200)
The Travelers Cos., Inc., expiring October 2010 at USD 54.518, Broker BNP Paribas	1,200	(31,200)
United Technologies Corp., expiring October 2010 at USD 72.718, Broker Deutsche Bank AG	1,200	(112,776)
Verizon Communications, Inc., expiring October 2010 at USD 33.289, Broker Deutsche Bank AG	1,200	(24,036)
Wal-Mart Stores, Inc., expiring October 2010 at USD 55.177, Broker JP Morgan Chase	1,200	(30,971)

Dow 30SM Enhanced Premium & Income Fund Inc.

Schedule of Investments as of September 30, 2010 (unaudited) (Percentages shown are based on Net Assets)

Options Written	Number of Contracts	Value
Walt Disney Co., expiring October 2010 at USD 35.072, Broker Deutsche Bank AG	1,200	$(14,028)
Total Options Written (Premiums Received - $2,279,748) - (1.7%)		(4,840,667)
Total Investments, Net of Options Written (Net Cost - $318,333,048) - 98.9%		281,872,814
Other Assets Less Liabilities - 1.1%		3,243,492

Net Assets - 100.0%		$285,116,306

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$320,671,190

Gross unrealized appreciation	$14,176,034
Gross unrealized depreciation	(48,133,743)

Net unrealized depreciation	$(33,957,709)

(a)	Non-income producing security.
(b)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sale Cost	Realized Loss	Income
Bank of America Corp.	$ -	$213,600	$126,486	$5,595
(c)	All or a portion of the security held as collateral in connection with option contracts and swap contracts.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Total return swaps outstanding as of September 30, 2010 were as follows:

Counterparty	Receive Total Return	Pay	Expiration	Notional Amount	Unrealized Depreciation
BNP Paribas	Dow Jones Industrial Average Index - Total Return	12-month LIBOR rate with a negotiated spread	June 2011	$46,100,199	$(1,803,427)
JPMorgan Chase Bank NA	Dow Jones Industrial Average Index - Total Return	12-month LIBOR rate with a negotiated spread	June 2011	$46,100,199	$(1,803,427)
					$(3,606,854)

Dow 30SM Enhanced Premium & Income Fund Inc.

Schedule of Investments as of September 30, 2010 (unaudited)

Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities.
•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Securities[1]	$263,916,513	$-	$-	$263,916,513
Short-Term Securities	22,796,968	-	-	22,796,968
Total	$286,713,481	$-	$-	$286,713,481
[1]	See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Equity contracts	$-	$(4,840,667)	$-	$(4,840,667)
Total return contracts	-	(3,606,854)	-	(3,606,854)
Total	$-	$(8,447,521)	$-	$(8,447,521)
[2]	Derivative financial instruments are swaps and options. Options are shown at market value and swaps are shown at the unrealized appreciation/depreciation on the instrument.

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are primarily due to changes in the leveling methodology.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$ 22,796,968	$-	$ -	$ (22,796,968)	$ -	$ -

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dow 30SM Enhanced Premium & Income Fund Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 24, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 24, 2010